Employee Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2034	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan, Cost			$ 158	$ 166	$ 114
Scenario, Forecast
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year		5.90%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed For Ultimate Fiscal Year	4.50%
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate	2034
U.S. Pension Plan
Derivative, Notional Amount			278	288
U.K. Pension Plan
Derivative, Notional Amount			$ 418	$ 417
Principal Plans
Defined Benefit Plan, Plan Assets, Investment Policy and Strategy, Description			there were no significant concentrations of equity or debt securities in any single issuer or industry.
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets			5.73%	6.05%	3.55%
Principal Plans | Scenario, Forecast
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		85.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		6.34%
Defined Benefit Pension Plans
Settlements and curtailments			$ (2)	$ (35)	$ (52)
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets			5.60%	5.80%	3.80%
Defined Benefit Pension Plans | Scenario, Forecast
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year		$ 15
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets		6.12%
Equity Securities | Principal Plans | Scenario, Forecast
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage		15.00%